Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000042685
Shareholder Report [Line Items]
Fund Name	Causeway Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	CEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Institutional Class	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway Emerging Markets Fund, Institutional Class - $1505789	MSCI Emerging Markets Index (Net) (USD)* - $1483696	MSCI Emerging Markets Index (Gross) (USD) - $1540312
Sep/14	$1000000	$1000000	$1000000
Sep/15	$830635	$807173	$810164
Sep/16	$919514	$942644	$949566
Sep/17	$1150127	$1154357	$1167067
Sep/18	$1112798	$1144985	$1161908
Sep/19	$1055480	$1121897	$1142913
Sep/20	$1158783	$1240132	$1267600
Sep/21	$1368075	$1465888	$1503162
Sep/22	$979618	$1053766	$1085249
Sep/23	$1149286	$1177049	$1217277
Sep/24	$1505789	$1483696	$1540312

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway Emerging Markets Fund, Institutional Class	31.02%	7.37%	4.18%
MSCI Emerging Markets Index (Net) (USD)*	26.05%	5.75%	4.02%
MSCI Emerging Markets Index (Gross) (USD)	26.54%	6.15%	4.41%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,171,843,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 14,747
InvestmentCompanyPortfolioTurnover	91.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	1.8%
Short-Term Investment	3.4%
Saudi Arabia	0.6%
United Arab Emirates	1.0%
Thailand	1.2%
Indonesia	1.3%
Malaysia	1.4%
Turkey	2.6%
Brazil	3.0%
South Korea	13.7%
Taiwan	20.0%
India	22.6%
China	27.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
C000042684
Shareholder Report [Line Items]
Fund Name	Causeway Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	CEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Investor Class	$156	1.35%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway Emerging Markets Fund, Investor Class - $14706	MSCI Emerging Markets Index (Net) (USD)* - $14837	MSCI Emerging Markets Index (Gross) (USD) - $15403
Sep/14	$10000	$10000	$10000
Sep/15	$8283	$8072	$8102
Sep/16	$9155	$9426	$9496
Sep/17	$11417	$11544	$11671
Sep/18	$11017	$11450	$11619
Sep/19	$10431	$11219	$11429
Sep/20	$11427	$12401	$12676
Sep/21	$13458	$14659	$15032
Sep/22	$9605	$10538	$10852
Sep/23	$11263	$11770	$12173
Sep/24	$14706	$14837	$15403

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway Emerging Markets Fund, Investor Class	30.57%	7.11%	3.93%
MSCI Emerging Markets Index (Net) (USD)*	26.05%	5.75%	4.02%
MSCI Emerging Markets Index (Gross) (USD)	26.54%	6.15%	4.41%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,171,843,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 14,747
InvestmentCompanyPortfolioTurnover	91.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	1.8%
Short-Term Investment	3.4%
Saudi Arabia	0.6%
United Arab Emirates	1.0%
Thailand	1.2%
Indonesia	1.3%
Malaysia	1.4%
Turkey	2.6%
Brazil	3.0%
South Korea	13.7%
Taiwan	20.0%
India	22.6%
China	27.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-emerging-markets-fund